Note 4 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Disposal Groups Including Discontinued Operations, Income Statement [Table Text Block]
	2016	2015	2014

Revenues	$-	$479,636	$1,132,002

Cost of revenues	-	340,941	800,046
Selling, general and administrative expenses	-	106,894	249,481
Depreciation	-	7,566	17,634
Amortization of intangible assets	-	4,253	8,744
Acquisition-related items	-	214	723
Operating earnings	-	19,768	55,374

Interest expense, net	-	993	6,932
Other expense	-	147	255
Earnings before income tax	-	18,628	48,187

Income tax expense	-	9,216	13,593
Net operating earnings from discontinued operations	-	9,412	34,594

Net gain on disposal	-	-	2,756
Net earnings from discontinued operations	$-	$9,412	$37,350

Non-controlling interest share of earnings	-	4,566	3,426
Non-controlling interest redemption increment	-	3,742	10,117
Net earnings from discontinued operations attributable to Company	$-	$1,104	$23,807

Net earnings per share from discontinued operations
Basic	$-	$0.03	$0.66
Diluted	-	0.03	0.65